Sanctions	12 Months Ended
Dec. 31, 2017
Sanctions [Abstract]
Sanctions
35.	SANCTIONS

The following Group’s subsidiaries have received sanctions from administrative authorities:

35.1. Enel Generación Chile

As of December 31, 2017, the illegality claims against Resolution No. 2658 of Biobío’s Secretary of Health Ministry imposing a fine of UTM 500 (ThCh$23,347) for alleged infractions of Enel Generación Chile S.A. related to asbestos removal approved by the Health authority.

Additionally, at the same date, it is still pending the reposition filed in the sanitary summary procedure initiated by the inspection document No. 0788, coming from the Antofagasta’s Health Secretary, which imposed on the company a fine of 200 UTM (ThCh$9,339), which payment is still pending.

Finally, there is sanction initiated by the Coquimbo’s Secretary of Health Ministry imposing a fine of UTM 500 (ThCh$23,347) related to alleged infractions safety work standards.

35.2. GasAtacama Chile S.A.

As of December 31, 2017, the Superintendency of Electricity and Fuels fined GasAtacama Chile S.A. for a total amount of 400 UTM (ThCh$18,492). This amount has already been paid.

It is also pending the resolution of an illegality claim filed by GasAtacama Chile S.A. against the Superintendency of Electricity and Fuels Resolution No. 15908 “CELTA”, dated November 2, 2016. This resolution imposed a fine of 120,000UTM (ThCh$5,541,960). This sanction is currently being appealed before the Santiago Court of Appeals.

Addtionally, there are pending four non significants repositions claimed against the Tarapaca’s Health Secretary’s resolutions, through inspections records No. 3648742, 011599, 10066 and 766, that imposed fines on GasAtacama Chile S.A. for 500 UTM (ThCh$23,347) each.